Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (20.7%)

	Airlines (0.3%)

34,043	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$30,592

360,332	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	298,108

1,400,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	1,452,675

1,105,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	1,142,946

429,981	Continental Airlines Pass Through Trust Series 2010-1, Class Aµ 4.750%, 07/12/22	417,340

462,067	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	406,494

1,312,781	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	1,176,652

739,000	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	518,475

		5,443,282

	Communication Services (3.1%)

1,975,000	Altice France, SA* 7.375%, 05/01/26	2,107,522

1,490,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,178,523

1,205,000	Ashtead Capital, Inc.*µ 4.000%, 05/01/28	1,257,219

910,000	Brink’s Company* 5.500%, 07/15/25	968,927

	CenturyLink, Inc.*^

1,400,000	4.000%, 02/15/27µ	1,466,031

575,000	5.125%, 12/15/26	604,014

2,135,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	2,266,228

	CSC Holdings, LLC*

4,240,000	5.500%, 04/15/27µ	4,553,336

2,600,000	5.750%, 01/15/30^	2,889,159

1,600,000	5.500%, 05/15/26µ	1,677,808

2,275,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	2,069,283

906,000	Diamond Sports Group, LLC / Diamond Sports Finance Company*µ 5.375%, 08/15/26	696,053

6,841,000	Embarq Corp.µ 7.995%, 06/01/36	8,106,517

	Entercom Media Corp.*

1,662,000	6.500%, 05/01/27^	1,496,348

1,015,000	7.250%, 11/01/24	850,301

	Frontier Communications Corp.@

2,890,000	7.625%, 04/15/24	946,518

1,820,000	11.000%, 09/15/25	646,610

1,500,000	10.500%, 09/15/22	516,240

905,000	8.500%, 04/01/26*	893,185

PRINCIPAL AMOUNT		VALUE

605,000	8.000%, 04/01/27*	$625,271

301,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	321,427

	Hughes Satellite Systems Corp.

748,000	6.625%, 08/01/26^	834,252

345,000	5.250%, 08/01/26µ	379,309

500,000	iHeartCommunications, Inc. 8.375%, 05/01/27	497,500

	Intelsat Jackson Holdings, SA@

2,140,000	9.750%, 07/15/25*	1,428,600

935,000	8.000%, 02/15/24*	955,757

585,000	5.500%, 08/01/23	366,921

1,050,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,132,855

	Netflix, Inc.µ

910,000	4.875%, 06/15/30*	1,071,916

610,000	4.875%, 04/15/28	710,156

2,100,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	2,109,922

	Sirius XM Radio, Inc.*

1,500,000	5.500%, 07/01/29^	1,672,522

1,500,000	4.625%, 07/15/24	1,580,550

	Sprint Corp.

4,245,000	7.125%, 06/15/24	4,961,896

2,435,000	7.875%, 09/15/23	2,830,176

1,400,000	7.625%, 03/01/26	1,753,472

880,000	Telecom Italia Capital, SA 6.000%, 09/30/34	1,068,175

	Telesat Canada / Telesat, LLC*

976,000	4.875%, 06/01/27	996,506

575,000	6.500%, 10/15/27^	592,423

2,545,000	United States Cellular Corp. 6.700%, 12/15/33	3,184,813

125,000	Vodafone Group, PLC^‡ 7.000%, 04/04/79 USD 5 year swap rate + 4.87%	149,592

	Windstream Services, LLC / Windstream Finance Corp.@

464,000	7.750%, 10/01/21	9,046

158,000	10.500%, 06/30/24*	7,846

		64,430,725

	Consumer Discretionary (3.3%)

598,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	611,081

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

856,000	6.625%, 01/15/28	863,892

661,000	9.875%, 04/01/27	719,654

1,500,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,520,520

1,740,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	1,571,351

582,000	Carnival Corp.* 10.500%, 02/01/26	603,406

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,900,000	5.125%, 05/01/27	4,149,405

1,410,000	5.750%, 02/15/26	1,479,372

620,000	5.000%, 02/01/28	658,781

598,000	4.250%, 02/01/31	627,846

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

900,000	Cedar Fair, LP^ 5.250%, 07/15/29	$852,971

	Century Communities, Inc.

1,500,000	6.750%, 06/01/27	1,606,740

1,330,000	5.875%, 07/15/25^	1,381,544

2,500,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	2,636,487

	DISH DBS Corp.

926,000	7.750%, 07/01/26^	1,041,218

300,000	7.375%, 07/01/28*	318,750

	ESH Hospitality, Inc.*

820,000	5.250%, 05/01/25	838,389

600,000	4.625%, 10/01/27^	578,622

	Expedia Group, Inc.*µ

715,000	7.000%, 05/01/25	771,710

436,000	6.250%, 05/01/25	477,176

735,000	Ford Motor Company 8.500%, 04/21/23	816,416

	Ford Motor Credit Company, LLC

1,600,000	4.063%, 11/01/24µ	1,639,352

1,400,000	4.134%, 08/04/25	1,436,113

1,400,000	3.664%, 09/08/24	1,412,670

600,000	4.389%, 01/08/26	616,824

400,000	5.125%, 06/16/25	426,218

1,275,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	1,286,348

292,000	Gap, Inc.*^ 8.875%, 05/15/27	327,345

125,000	General Motors Financial Company, Inc.‡ 6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	121,524

1,500,000	GLP Capital, LP / GLP Financing II, Inc. 5.250%, 06/01/25	1,625,962

2,400,000	goeasy, Ltd.* 5.375%, 12/01/24	2,491,488

2,160,000	Guitar Center, Inc.* 9.500%, 10/15/21	1,526,310

301,000	Installed Building Products, Inc.* 5.750%, 02/01/28	319,952

	International Game Technology, PLC*µ

1,500,000	6.250%, 01/15/27^	1,599,030

374,000	5.250%, 01/15/29	382,342

	L Brands, Inc.

1,708,000	6.875%, 11/01/35	1,638,416

594,000	9.375%, 07/01/25*	662,859

297,000	6.694%, 01/15/27	289,106

294,000	6.875%, 07/01/25*µ	316,948

1,500,000	Lennar Corp.µ 5.250%, 06/01/26	1,682,085

	M/I Homes, Inc.

1,295,000	5.625%, 08/01/25	1,344,650

855,000	4.950%, 02/01/28	883,087

1,574,000	Macy’s Retail Holdings, LLC 3.875%, 01/15/22	1,480,859

605,000	Macy’s, Inc.*µ 8.375%, 06/15/25	633,465

	Mattel, Inc.*^

1,505,000	5.875%, 12/15/27	1,620,418

1,390,000	6.750%, 12/31/25	1,486,306

1,365,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,120,802

1,480,000	Meredith Corp.*µ 6.500%, 07/01/25	1,513,344

PRINCIPAL AMOUNT		VALUE

3,280,000	Meritage Homes Corp.µ 7.000%, 04/01/22	$3,549,846

	Newell Brands, Inc.µ

1,122,000	4.700%, 04/01/26	1,217,707

294,000	4.875%, 06/01/25	320,107

	Penske Automotive Group, Inc.

1,400,000	5.500%, 05/15/26^	1,464,337

650,000	5.375%, 12/01/24	667,371

2,048,000	Rite Aid Corp.* 8.000%, 11/15/26	2,114,355

	Royal Caribbean Cruises, Ltd.*µ

600,000	11.500%, 06/01/25	661,797

300,000	10.875%, 06/01/23	316,749

1,500,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,368,825

901,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	1,012,661

1,500,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	1,460,753

488,818	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	392,921

290,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	316,187

1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	979,560

		69,852,330

	Consumer Staples (0.8%)

900,000	Dean Foods Company*@ 6.500%, 03/15/23	19,773

588,000	Edgewell Personal Care Company*µ 5.500%, 06/01/28	637,389

1,000,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	1,068,830

780,000	Fresh Market, Inc.* 9.750%, 05/01/23	640,134

	JBS USA LUX, SA / JBS USA Finance, Inc.*

1,738,000	5.875%, 07/15/24	1,775,193

1,475,000	6.750%, 02/15/28µ	1,651,004

480,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*^ 6.500%, 04/15/29	544,467

	Kraft Heinz Foods Company*µ

296,000	4.250%, 03/01/31	326,812

296,000	3.875%, 05/15/27	319,334

125,000	Land O’Lakes, Inc.*µ 7.000%, 09/18/28	112,141

	New Albertson’s, Inc.

751,000	7.750%, 06/15/26	838,856

298,000	8.000%, 05/01/31	338,048

	Pilgrim’s Pride Corp.*

1,720,000	5.875%, 09/30/27^	1,824,593

600,000	5.750%, 03/15/25	618,171

	Post Holdings, Inc.*

1,430,000	5.750%, 03/01/27	1,524,981

450,000	5.500%, 12/15/29	494,420

300,000	5.625%, 01/15/28	328,590

1,185,000	Simmons Foods, Inc.* 7.750%, 01/15/24	1,250,003

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,585,000	Vector Group, Ltd.* 6.125%, 02/01/25	$1,575,775

		15,888,514

	Energy (1.9%)

590,000	Apache Corp. 5.100%, 09/01/40	574,560

896,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	1,900

	Buckeye Partners, LP

900,000	3.950%, 12/01/26	902,993

600,000	5.850%, 11/15/43^	552,975

614,000	Calfrac Holdings, LP* 8.500%, 06/15/26	66,429

2,587,000	California Resources Corp.*@ 8.000%, 12/15/22	59,747

915,000	ChampionX Corp. 6.375%, 05/01/26	858,984

1,500,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	149,535

1,200,000	Cheniere Energy Partners, LPµ 5.625%, 10/01/26	1,270,068

768,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	72,799

	Continental Resources, Inc.

1,175,000	3.800%, 06/01/24^	1,140,102

875,000	4.375%, 01/15/28µ	818,453

1,950,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,502,290

	Denbury Resources, Inc.@

1,439,000	7.750%, 02/15/24*	612,158

565,000	9.250%, 03/31/22*	240,475

358,000	5.500%, 05/01/22	7,212

515,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	57,085

900,000	eG Global Finance, PLC* 6.750%, 02/07/25	942,570

	Energy Transfer Operating, LPµ

2,610,000	3.269%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	1,294,403

2,150,000	5.500%, 06/01/27	2,379,093

575,000	Energy Transfer Operating, LPµ 5.875%, 01/15/24	633,423

	EnLink Midstream Partners, LP

1,775,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	679,017

1,285,000	4.850%, 07/15/26µ	998,863

255,000	Enterprise Products Operating, LLCµ‡ 5.250%, 08/16/77 3 mo. USD LIBOR + 3.03%	239,339

	EP Energy, LLC / Everest Acquisition Finance, Inc.*@

1,100,000	9.375%, 05/01/24	858

720,000	7.750%, 05/15/26	194,915

	EQT Corp.^

850,000	8.750%, 02/01/30µ	986,255

500,000	7.875%, 02/01/25	549,915

1,173,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	1,104,614

	Gulfport Energy Corp.

1,080,000	6.000%, 10/15/24	570,996

1,000,000	6.375%, 05/15/25	495,325

PRINCIPAL AMOUNT		VALUE

302,000	Hess Midstream Operations, LP*µ 5.125%, 06/15/28	$307,655

313,000	HighPoint Operating Corp. 7.000%, 10/15/22	80,075

286,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	282,241

985,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	698,449

1,910,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	285,421

1,500,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,447,087

	Moss Creek Resources Holdings, Inc.*

600,000	10.500%, 05/15/27	372,060

540,000	7.500%, 01/15/26	308,553

135,000	MPLX, LPµ‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	118,444

600,000	Murphy Oil Corp.µ 5.875%, 12/01/27	552,630

540,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	249,032

735,000	Oasis Petroleum, Inc.* 6.250%, 05/01/26	133,616

	Occidental Petroleum Corp.

3,245,000	4.300%, 08/15/39	2,637,568

2,396,000	2.700%, 08/15/22	2,320,622

2,375,000	2.900%, 08/15/24	2,239,862

920,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	790,082

900,000	Parkland Fuel Corp.* 5.875%, 07/15/27	958,153

515,000	Parsley Energy, LLC / Parsley Finance Corp.* 5.250%, 08/15/25	529,103

1,390,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	974,473

1,165,000	SESI, LLC 7.750%, 09/15/24	406,923

327,000	SM Energy Company* 10.000%, 01/15/25	323,321

250,000	Transcanada Trustµ‡ 5.300%, 03/15/77 3 mo. USD LIBOR + 3.21%	251,568

	Transocean, Inc.*

815,000	7.500%, 01/15/26	399,472

575,000	8.000%, 02/01/27	281,500

1,450,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	842,784

600,000	Viper Energy Partners, LP* 5.375%, 11/01/27	624,399

1,665,000	W&T Offshore, Inc.* 9.750%, 11/01/23	1,110,988

552,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	399,822

1,115,000	Whiting Petroleum Corp.@ 6.625%, 01/15/26	208,020

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

302,000	WPX Energy, Inc. 5.875%, 06/15/28	$308,689

		40,399,963

	Financials (4.1%)

3,918,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	3,959,668

570,000	AG Issuer, LLC* 6.250%, 03/01/28	577,823

2,500,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	2,655,862

1,899,000	Ally Financial, Inc. 8.000%, 11/01/31	2,629,555

250,000	American International Group, Inc.µ‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	271,635

2,383,000	Amwins Group, Inc.* 7.750%, 07/01/26	2,625,923

2,700,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,757,186

	Aviation Capital Group, LLC*µ

1,017,000	3.500%, 11/01/27	913,551

606,000	3.875%, 05/01/23	595,098

295,000	6.750%, 04/06/21	301,050

1,385,000	Bank of America Corp.^‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	1,312,004

220,000	Bank of Montrealµ^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	220,656

400,000	Bank of New York Mellon Corp.µ^‡ 4.700%, 09/20/25 5 year CMT + 4.36%	432,044

400,000	Bank of Nova Scotiaµ‡ 4.900%, 06/04/25 5 year CMT + 4.55%	410,068

70,000	Bank OZK‡ 5.500%, 07/01/26 3 mo. USD LIBOR + 4.43%	70,229

200,000	Barclays, PLC‡ 7.875%, 03/15/22 USD 5 year swap rate + 6.77%	205,865

120,000	BP Capital Markets, PLCµ‡ 4.875%, 03/22/30 5 year CMT + 4.40%	128,890

2,975,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	2,468,357

	Charles Schwab Corp.µ‡

235,000	5.375%, 06/01/25 5 year CMT + 4.97%	258,156

125,000	5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	128,273

250,000	CIT Group, Inc.‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	196,163

	Citigroup, Inc.µ‡

825,000	5.000%, 09/12/24 SOFR + 3.81%	826,988

PRINCIPAL AMOUNT		VALUE

75,000	4.700%, 01/30/25 SOFR + 3.23%	$72,183

	Credit Acceptance Corp.µ

1,500,000	6.625%, 03/15/26^	1,580,400

1,092,000	5.125%, 12/31/24*	1,112,087

200,000	Credit Suisse Group, AG*µ‡ 7.500%, 12/11/23 USD 5 year swap rate + 4.60%	220,102

372,000	Cushman & Wakefield US Borrower, LLC*µ 6.750%, 05/15/28	398,825

	Discover Financial Servicesµ‡

135,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	126,357

120,000	6.125%, 06/23/25 5 year CMT + 5.78%	127,682

1,500,000	Donnelley Financial Solutions, Inc.^ 8.250%, 10/15/24	1,521,855

550,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	560,780

980,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	611,295

500,000	Goldman Sachs Group, Inc.‡ 4.400%, 02/10/25 5 year CMT + 2.85%	473,030

1,891,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,922,457

	HAT Holdings I, LLC / HAT Holdings II, LLC*

900,000	5.250%, 07/15/24	939,146

295,000	6.000%, 04/15/25	317,767

5,150,000	HUB International, Ltd.* 7.000%, 05/01/26	5,398,590

	Huntington Bancshares, Inc.‡

125,000	5.625%, 07/15/30^ 10 year CMT + 4.95%	138,054

70,000	5.700%, 04/15/23µ 3 mo. USD LIBOR + 2.88%	65,121

1,455,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ^ 5.250%, 05/15/27	1,533,883

2,448,000	ILFC E-Capital Trust II*µ‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,266,558

2,625,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,760,896

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

3,825,000	7.250%, 08/15/24	3,538,584

1,500,000	6.250%, 06/03/26µ	1,521,503

865,000	JPMorgan Chase & Companyµ‡ 4.600%, 02/01/25 SOFR + 3.13%	841,943

159,000	KeyCorpµ‡ 5.000%, 09/15/26 3 mo. USD LIBOR + 3.61%	157,489

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

2,606,000	5.250%, 10/01/25	2,377,037

288,000	4.250%, 02/01/27^	243,644

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

990,000	Level 3 Financing, Inc.µ 5.375%, 05/01/25	$1,022,680

200,000	Lloyds Banking Group, PLCµ‡ 7.500%, 06/27/24 USD 5 year swap rate + 4.76%	211,588

2,646,000	LPL Holdings, Inc.* 5.750%, 09/15/25	2,763,813

240,000	Markel Corp.µ‡ 6.000%, 06/01/25 5 year CMT + 5.66%	253,126

2,990,000	MetLife, Inc.µ 6.400%, 12/15/66	3,694,743

120,000	Nationwide Financial Services, Inc.µ 6.750%, 05/15/87	143,632

	Navient Corp.

2,555,000	5.000%, 03/15/27	2,449,581

1,240,000	6.750%, 06/25/25	1,299,030

575,000	6.500%, 06/15/22	599,831

1,130,000	NexBank Capital, Inc.*‡ 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,122,740

200,000	Nordea Bank Abp*µ‡ 6.625%, 03/26/26 5 year CMT + 4.11%	217,873

	OneMain Finance Corp.

2,030,000	6.875%, 03/15/25	2,272,818

1,500,000	7.125%, 03/15/26	1,762,582

400,000	8.875%, 06/01/25	452,850

301,000	6.625%, 01/15/28	345,143

708,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.500%, 06/01/25	754,254

48,000	PNC Financial Services Group, Inc.µ‡ 6.750%, 08/01/21 3 mo. USD LIBOR + 3.68%	48,948

545,000	Principal Financial Group, Inc.µ‡ 3.436%, 05/15/55 3 mo. USD LIBOR + 3.04%	497,476

400,000	Progressive Corp.µ^‡ 5.375%, 03/15/23 3 mo. USD LIBOR + 2.54%	403,566

180,000	Prudential Financial, Inc.µ^‡ 5.700%, 09/15/48 3 mo. USD LIBOR + 2.67%	212,956

200,000	QBE Insurance Group, Ltd.*^‡ 5.875%, 05/12/25 5 year CMT + 5.51%	209,522

1,500,000	Radian Group, Inc. 4.875%, 03/15/27	1,462,755

1,500,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,495,095

1,500,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	1,449,188

800,000	State Street Corp.µ‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	800,204

605,000	StoneX Group, Inc.* 8.625%, 06/15/25	649,797

640,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	648,320

525,000	Tronox Finance, PLC* 5.750%, 10/01/25	524,698

PRINCIPAL AMOUNT		VALUE

	Truist Financial Corp.µ‡

415,000	4.800%, 09/01/24 5 year CMT + 3.00%	$415,882

125,000	4.950%, 09/01/25 5 year CMT + 4.61%	133,450

200,000	UBS Group, AG*‡ 7.000%, 01/31/24 USD 5 year swap rate + 4.34%	213,819

750,000	US Bancorpµ‡ 5.300%, 04/15/27 3 mo. USD LIBOR + 2.91%	783,971

	VICI Properties, LP / VICI Note Company, Inc.*

1,141,000	3.750%, 02/15/27	1,151,075

638,000	4.625%, 12/01/29	671,871

570,000	4.125%, 08/15/30	577,507

250,000	Voya Financial, Inc.‡ 6.125%, 09/15/23 5 year CMT + 3.36%	256,373

		85,745,069

	Health Care (2.1%)

2,680,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	2,770,477

3,285,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,677,426

1,216,000	Centene Corp. 4.250%, 12/15/27	1,298,421

	CHS/Community Health Systems, Inc.

6,285,000	8.125%, 06/30/24*	4,022,149

1,325,000	8.000%, 03/15/26*	1,357,807

875,000	6.250%, 03/31/23	886,130

1,477,000	DaVita, Inc.* 4.625%, 06/01/30	1,576,062

	Encompass Health Corp.

600,000	4.750%, 02/01/30	635,586

600,000	4.500%, 02/01/28	634,779

	HCA, Inc.

4,905,000	5.875%, 05/01/23µ	5,405,972

1,450,000	7.500%, 11/06/33	1,955,717

360,000	5.375%, 02/01/25µ	408,098

1,955,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	317,345

1,251,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	736,720

	Tenet Healthcare Corp.

2,710,000	6.250%, 02/01/27*	2,882,180

1,600,000	4.625%, 07/15/24	1,638,400

1,575,000	6.875%, 11/15/31	1,517,662

1,520,000	4.875%, 01/01/26*	1,591,212

1,680,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	1,665,762

	Teva Pharmaceutical Finance Netherlands III, BV

3,930,000	2.800%, 07/21/23	3,822,357

2,380,000	6.000%, 04/15/24	2,521,777

2,815,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	2,859,533

		44,181,572

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (3.1%)

1,480,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	$1,481,140

1,300,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,336,881

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC

1,470,000	5.750%, 03/15/25	1,522,347

1,425,000	4.625%, 01/15/27*	1,516,841

848,000	4.875%, 02/15/30*	916,077

	Allison Transmission, Inc.*

1,300,000	4.750%, 10/01/27	1,354,080

380,000	5.000%, 10/01/24^	388,668

300,000	5.875%, 06/01/29	332,088

	American Airlines Group, Inc.*

1,190,000	5.000%, 06/01/22	665,918

850,000	3.750%, 03/01/25	378,246

3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	3,174,198

	Avolon Holdings Funding, Ltd.*µ

600,000	5.250%, 05/15/24	558,852

510,000	2.875%, 02/15/25	438,903

1,480,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,453,323

	Cascades, Inc. /Cascades USA, Inc.*

901,000	5.125%, 01/15/26	933,422

600,000	5.375%, 01/15/28^	625,164

	Colt Merger Sub, Inc.*

605,000	8.125%, 07/01/27	618,613

605,000	6.250%, 07/01/25	634,415

	Covanta Holding Corp.

1,810,000	5.875%, 03/01/24	1,859,042

270,000	5.875%, 07/01/25	282,519

1,445,000	Delphi Technologies, PLC* 5.000%, 10/01/25	1,598,408

	Delta Air Lines, Inc.µ

297,000	7.375%, 01/15/26	294,905

297,000	3.800%, 04/19/23	277,487

575,000	EnerSys*µ 4.375%, 12/15/27	582,558

3,205,000	Fly Leasing, Ltd. 5.250%, 10/15/24	2,612,956

250,000	General Electric Company^‡ 5.000%, 01/21/21 3 mo. USD LIBOR + 3.33%	198,474

	Golden Nugget, Inc.*

1,730,000	6.750%, 10/15/24	1,205,637

1,400,000	8.750%, 10/01/25^	735,077

673,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	701,603

600,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	578,517

750,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	815,692

1,500,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,557,007

1,830,000	H&E Equipment Services, Inc. 5.625%, 09/01/25	1,905,643

1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,592,370

PRINCIPAL AMOUNT		VALUE

	Howmet Aerospace, Inc.µ

1,375,000	5.125%, 10/01/24^	$1,478,874

511,000	6.875%, 05/01/25	579,661

1,450,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	1,472,801

614,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	663,924

598,000	MasTec, Inc.* 4.500%, 08/15/28	625,454

1,867,000	Meritor, Inc.^ 6.250%, 02/15/24	1,915,113

722,000	Moog, Inc.*µ^ 4.250%, 12/15/27	737,610

1,425,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	1,472,531

	Navistar International Corp.*

1,030,000	6.625%, 11/01/25	1,057,115

590,000	9.500%, 05/01/25	674,515

1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,192,406

2,070,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	1,822,635

600,000	Patrick Industries, Inc.* 7.500%, 10/15/27	640,782

302,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	322,660

885,000	Scientific Games International, Inc.* 5.000%, 10/15/25	879,553

	Standard Industries, Inc.*

575,000	5.000%, 02/15/27	615,977

302,000	4.375%, 07/15/30	326,619

100,000	Stanley Black & Decker, Inc.µ‡ 4.000%, 03/15/60 5 year CMT + 2.66%	104,451

	Station Casinos, LLC*

1,725,000	4.500%, 02/15/28	1,546,299

1,491,000	5.000%, 10/01/25	1,414,638

985,000	Tennant Company 5.625%, 05/01/25	1,023,563

1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,214,436

	TransDigm, Inc.

1,490,000	6.250%, 03/15/26*	1,573,924

875,000	7.500%, 03/15/27	893,957

	United Rentals North America, Inc.

640,000	5.875%, 09/15/26	684,563

615,000	6.500%, 12/15/26	683,382

297,000	3.875%, 02/15/31	297,000

750,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	768,851

	WESCO Distribution, Inc.*

563,000	7.125%, 06/15/25	619,238

283,000	7.250%, 06/15/28	309,673

299,000	WR Grace & Co-Conn* 4.875%, 06/15/27	318,794

1,500,000	XPO Logistics, Inc.* 6.750%, 08/15/24	1,614,352

		64,672,422

	Information Technology (0.5%)

600,000	CDK Global, Inc.* 5.250%, 05/15/29	657,357

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,385,000	CommScope Technologies, LLC* 6.000%, 06/15/25	$1,417,485

	Dell International, LLC / EMC Corp.*µ

1,405,000	6.020%, 06/15/26	1,647,404

925,000	6.100%, 07/15/27	1,094,141

545,000	5.850%, 07/15/25	637,394

586,000	Fair Isaac Corp.* 4.000%, 06/15/28	613,568

900,000	MTS Systems Corp.* 5.750%, 08/15/27	876,348

855,000	Open Text Corp.* 3.875%, 02/15/28	894,014

784,000	PTC, Inc.*^ 4.000%, 02/15/28	824,172

1,790,000	Vericast Corp.*^ 8.375%, 08/15/22	1,450,142

		10,112,025

	Materials (0.9%)

1,835,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	1,990,232

600,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	571,308

900,000	ArcelorMittal, SA 7.250%, 10/15/39	1,197,558

507,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	530,489

250,000	Constellium, SE* 5.625%, 06/15/28	262,005

800,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	804,820

	Freeport-McMoRan, Inc.

780,000	5.000%, 09/01/27^	832,486

570,000	5.450%, 03/15/43	634,895

515,000	5.400%, 11/14/34	579,375

1,100,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,108,057

900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	951,403

	Kaiser Aluminum Corp.*

900,000	4.625%, 03/01/28	896,189

535,000	6.500%, 05/01/25	569,754

295,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	326,394

	New Gold, Inc.*

1,093,000	6.375%, 05/15/25	1,136,633

300,000	7.500%, 07/15/27	326,301

301,000	Norbord, Inc.* 5.750%, 07/15/27	320,890

593,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	647,802

	PBF Holding Company, LLC / PBF Finance Corp.^

2,455,000	7.250%, 06/15/25	2,218,092

296,000	9.250%, 05/15/25*	331,514

1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,364,693

906,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	958,326

		18,559,216

PRINCIPAL AMOUNT		VALUE

	Real Estate (0.2%)

1,500,000	CBL & Associates, LP 5.250%, 12/01/23	$359,948

	Forestar Group, Inc.*

1,500,000	8.000%, 04/15/24	1,618,215

862,000	5.000%, 03/01/28	860,780

	Service Properties Trust

1,500,000	4.350%, 10/01/24	1,346,617

550,000	5.250%, 02/15/26	495,701

		4,681,261

	Utilities (0.4%)

856,000	Calpine Corp.* 4.500%, 02/15/28	894,854

65,000	CenterPoint Energy, Inc.µ‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	64,664

175,000	CMS Energy Corp.^‡ 4.750%, 06/01/50 5 year CMT + 4.12	187,196

250,000	Dominion Energy, Inc.µ‡ 4.650%, 12/15/24 5 year CMT + 2.99%	253,229

330,000	Duke Energy Corp.µ‡ 4.875%, 09/16/24 5 year CMT + 3.39%	344,134

65,000	National Rural Utilities Cooperative Finance Corp.µ‡ 5.250%, 04/20/46 3 mo. USD LIBOR + 3.63%	70,220

265,000	NextEra Energy Capital Holdings, Inc.µ^‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	280,607

810,000	NRG Energy, Inc. 6.625%, 01/15/27	870,742

2,251,000	PPL Capital Funding, Inc.µ‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,704,795

125,000	Sempra Energy^‡ 4.875%, 10/15/25 5 year CMT + 4.55%	129,386

	Talen Energy Supply, LLC*

600,000	10.500%, 01/15/26	465,918

300,000	7.250%, 05/15/27	312,243

1,500,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,650,892

125,000	WEC Energy Group, Inc.µ‡ 2.505%, 05/15/67 3 mo. USD LIBOR + 2.11%	97,243

		7,326,123

	TOTAL CORPORATE BONDS (Cost $452,853,145)	431,292,502

CONVERTIBLE BONDS (19.5%)

	Communication Services (3.0%)

4,155,000	GCI Liberty, Inc.* 1.750%, 09/30/46	6,558,107

	Liberty Media Corp.

15,900,000	2.250%, 09/30/46	7,593,920

7,750,000	1.375%, 10/15/23	8,437,968

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,150,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	$8,299,255

1,883,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	1,981,763

3,000,000	Match Group FinanceCo 2, Inc.*~ 0.875%, 06/15/26	4,136,145

2,500,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	3,674,900

5,800,000	Sea, Ltd.* 2.375%, 12/01/25	8,980,546

4,856,000	Snap, Inc.* 0.750%, 08/01/26	6,107,998

4,935,000	Zynga, Inc. 0.250%, 06/01/24	6,608,853

		62,379,455

	Consumer Discretionary (3.5%)

1,187,000	Bloomin’ Brands, Inc.* 5.000%, 05/01/25	1,495,976

15,201,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	19,215,508

7,785,000	Burlington Stores, Inc.* 2.250%, 04/15/25	8,784,244

1,244,000	Chegg, Inc. 0.125%, 03/15/25	2,083,289

3,793,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	5,721,703

3,049,000	DISH Network Corp. 2.375%, 03/15/24	2,804,943

4,475,000	Etsy, Inc.* 0.125%, 10/01/26	6,800,836

1,108,000	Guess, Inc. 2.000%, 04/15/24	775,478

	Liberty Interactive, LLC

1,470,000	4.000%, 11/15/29	1,047,404

790,000	3.750%, 02/15/30	561,888

	NCL Corp., Ltd.*

2,439,000	5.375%, 08/01/25	2,272,148

1,505,000	6.000%, 05/15/24	1,769,188

11,345,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	10,865,504

4,160,000	Under Armour, Inc.* 1.500%, 06/01/24	5,004,854

3,935,000	Winnebago Industries, Inc.* 1.500%, 04/01/25	4,630,806

		73,833,769

	Energy (0.5%)

537,000	Denbury Resources, Inc.*@ 6.375%, 12/31/24	73,499

4,850,000	Nabors Industries, Inc. 0.750%, 01/15/24	1,479,856

6,515,000	Pioneer Natural Resources Company* 0.250%, 05/15/25	7,734,901

		9,288,256

	Financials (1.4%)

	Ares Capital Corp.

7,500,000	3.750%, 02/01/22	7,598,512

3,000,000	4.625%, 03/01/24	3,065,910

	JPMorgan Chase Bank, N.A.

9,400,000	0.125%, 01/01/23*^	11,240,144

5,500,000	0.000%, 12/30/20	5,816,663

PRINCIPAL AMOUNT		VALUE

1,490,000	Prospect Capital Corp. 4.950%, 07/15/22	$1,508,141

		29,229,370

	Health Care (3.1%)

	BioMarin Pharmaceutical, Inc.

3,773,000	1.250%, 05/15/27*	4,402,355

1,960,000	1.500%, 10/15/20	2,523,088

1,850,000	CONMED Corp.^ 2.625%, 02/01/24	2,108,279

9,218,000	DexCom, Inc.* 0.250%, 11/15/25	9,978,577

3,673,000	Envista Holdings Corp.* 2.375%, 06/01/25	4,629,394

5,500,000	Exact Sciences Corp. 0.375%, 03/15/27	6,051,843

5,015,000	Insulet Corp.* 0.375%, 09/01/26	5,780,791

3,845,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	3,965,618

2,865,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	3,008,608

1,844,000	Natera, Inc.* 2.250%, 05/01/27	2,735,242

2,290,000	NuVasive, Inc.* 0.375%, 03/15/25	2,124,032

7,755,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	7,895,365

2,540,000	Repligen Corp. 0.375%, 07/15/24	3,683,991

3,215,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	3,971,120

1,985,000	Tricida, Inc.* 3.500%, 05/15/27	1,537,124

		64,395,427

	Industrials (2.5%)

8,180,000	Air Canada* 4.000%, 07/01/25	8,556,444

4,600,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,644,988

7,915,000	American Airlines Group, Inc. 6.500%, 07/01/25	6,561,891

2,035,000	Chart Industries, Inc.* 1.000%, 11/15/24	2,723,908

2,516,000	Lyft, Inc.* 1.500%, 05/15/25	2,693,139

23,675,000	Southwest Airlines Company 1.250%, 05/01/25	27,643,759

		52,824,129

	Information Technology (4.7%)

5,335,000	Akamai Technologies, Inc.* 0.375%, 09/01/27	6,154,056

2,455,000	Alteryx, Inc.* 1.000%, 08/01/26	3,016,814

2,293,000	Cloudflare, Inc.* 0.750%, 05/15/25	3,108,804

7,715,000	Coupa Software, Inc.* 0.375%, 06/15/26	9,685,257

4,030,000	Datadog, Inc.* 0.125%, 06/15/25	5,094,726

1,355,000	Five9, Inc.* 0.500%, 06/01/25	1,568,040

2,170,000	II-VI, Inc. 0.250%, 09/01/22	2,765,556

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,415,000	Inphi Corp.* 0.750%, 04/15/25	$4,449,028

3,860,000	Lumentum Holdings, Inc.* 0.500%, 12/15/26	4,527,201

6,950,000	Microchip Technology, Inc. 1.625%, 02/15/27	10,182,966

4,605,000	MongoDB, Inc.* 0.250%, 01/15/26	6,009,088

5,015,000	Okta, Inc.* 0.125%, 09/01/25	6,835,169

	ON Semiconductor Corp.

2,940,000	1.625%, 10/15/23^	3,675,882

2,935,000	1.000%, 12/01/20	3,484,109

2,260,000	Q2 Holdings, Inc. 0.750%, 06/01/26	2,816,819

2,965,000	RingCentral, Inc.* 0.000%, 03/01/25	3,257,645

3,524,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	3,861,300

3,558,000	Slack Technologies, Inc.* 0.500%, 04/15/25	4,332,879

1,230,000	Wix.com, Ltd. 0.000%, 07/01/23	2,581,647

2,670,000	Workday, Inc. 0.250%, 10/01/22	3,607,664

3,645,000	Zendesk, Inc.* 0.625%, 06/15/25	4,121,966

2,852,000	Zscaler, Inc.* 0.125%, 07/01/25	3,246,546

		98,383,162

	Real Estate (0.4%)

6,120,000	IH Merger Sub, LLC 3.500%, 01/15/22	8,399,149

	Utilities (0.4%)

7,455,000	NRG Energy, Inc. 2.750%, 06/01/48	7,527,873

	TOTAL CONVERTIBLE BONDS (Cost $358,582,027)	406,260,590

BANK LOANS (2.4%) ¡

	Communication Services (0.5%)

1,563,188	Clear Channel Outdoor Holdings, Inc.‡ 3.761%, 08/21/26 3 mo. LIBOR + 3.50%	1,397,263

893,250	CommScope, Inc.‡ 3.411%, 04/06/26 1 mo. LIBOR + 3.25%	877,430

595,508	CSC Holdings, LLC‡ 2.675%, 04/15/27 1 mo. LIBOR + 2.50%	578,449

1,528,214	Frontier Communications Corp.‡ 3.918%, 06/15/24 1 mo. LIBOR + 3.75%	1,509,112

1,159,175	iHeartCommunications, Inc.‡ 3.161%, 05/01/26 1 mo. LIBOR + 3.00%	1,088,338

2,791,100	Intelsat Jackson Holdings, SA 8.630%, 01/02/24	2,823,491

1,275,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. LIBOR + 5.50%	1,287,928

PRINCIPAL AMOUNT		VALUE

885,000	Parexel International Corp.‡ 2.911%, 09/27/24 1 mo. LIBOR + 2.75%	$853,074

342,549	Townsquare Media, Inc.‡ 4.000%, 04/01/22 3 mo. LIBOR + 3.00%	327,277

		10,742,362

	Consumer Discretionary (0.4%)

1,137,615	Michaels Stores, Inc.‡ 3.534%, 01/30/23 6 mo. LIBOR + 2.50%	1,088,556

3,303,238	PetSmart, Inc.‡ 5.000%, 03/11/22 3 mo. LIBOR + 4.00%	3,294,997

1,699,098	Staples, Inc.‡ 5.687%, 04/16/26 3 mo. LIBOR + 5.00%	1,471,495

2,268,182	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	2,258,542

		8,113,590

	Energy (0.1%)

900,000	Epic Crude Services, LP‡ 5.370%, 03/02/26 3 mo. LIBOR + 5.00%	714,001

241,119	McDermott Technology Americas, Inc.‡ 4.167%, 06/30/25 1 mo. LIBOR + 4.00%	194,904

19,639	McDermott Technology Americas, Inc.‡ 3.167%, 06/30/24 1 mo. LIBOR + 3.00%	17,675

1,329,079	Par Pacific Holdings, Inc.‡ 7.020%, 01/12/26 3 mo. LIBOR + 6.75%	1,176,235

		2,102,815

	Financials (0.1%)

1,546,125	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	1,510,696

707,515	GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	705,746

303,595	Level 3 Financing, Inc.‡ 1.911%, 03/01/27 1 mo. LIBOR + 1.75%	294,804

		2,511,246

	Health Care (0.6%)

2,841,330	Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	2,683,281

2,089,231	Endo International, PLC‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	2,007,208

1,945,951	Gentiva Health Services, Inc.‡ 3.438%, 07/02/25 1 mo. LIBOR + 3.25%	1,922,843

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,243,632	Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	$1,045,745

1,898,461	Ortho Clinical Diagnostics, SA‡ 3.416%, 06/30/25 1 mo. LIBOR + 3.25%	1,850,999

2,661,970	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,124,585

		11,634,661

	Industrials (0.5%)

2,079,000	Berry Global, Inc.‡ 2.188%, 07/01/26 1 mo. LIBOR + 2.00%	2,021,505

580,125	BW Gas & Convenience Holdings, LLC‡ 6.430%, 11/18/24 1 mo. LIBOR + 6.25%	568,726

331,800	BW Gas & Convenience Holdings, LLC! 0.000%, 11/18/24	331,800

1,236,900	Dun & Bradstreet Corp.‡ 3.922%, 02/06/26 1 mo. LIBOR + 3.75%	1,233,165

903,175	Granite US Holdings Corp.‡ 6.322%, 09/30/26 3 mo. LIBOR + 5.25%	797,052

1,500,157	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	1,458,273

877,324	RegionalCare Hospital Partners Holdings, Inc.‡ 3.911%, 11/17/25 1 mo. LIBOR + 3.75%	860,089

1,935,102	Scientific Games International, Inc.‡ 3.473%, 08/14/24 6 mo. LIBOR + 2.75%	1,768,199

306,113	TransDigm, Inc.‡ 2.411%, 12/09/25 1 mo. LIBOR + 2.25%	287,391

		9,326,200

	Information Technology (0.2%)

1,403,822	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	1,358,738

1,447,725	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	1,421,485

1,381,821	VFH Parent, LLC‡ 3.178%, 03/01/26 1 mo. LIBOR + 3.00%	1,372,321

		4,152,544

	Materials (0.0%)

877,800	Innophos, Inc.‡ 3.911%, 02/04/27 1 mo. LIBOR + 3.75%	870,119

	TOTAL BANK LOANS (Cost $51,926,661)	49,453,537

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE PREFERRED STOCKS (11.3%)

	Communication Services (0.9%)

18,160	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	$18,922,538

	AT&T, Inc.

6,000	4.750%, 02/18/25^	150,480

5,000	5.350%, 11/01/66	132,600

20,000	Qwest Corp. 6.500%, 09/01/56	490,000

4,950	Telephone & Data Systems, Inc. 7.000%, 03/15/60	125,136

4,800	United States Cellular Corp. 7.250%, 12/01/64	123,168

		19,943,922

	Consumer Discretionary (0.6%)

124,295	Aptiv, PLC 5.500%, 06/15/23	12,704,192

2,700	Ford Motor Company 6.200%, 06/01/59	64,017

		12,768,209

	Consumer Staples (0.2%)

36,755	Energizer Holdings, Inc. 7.500%, 01/15/22	3,693,877

	Energy (0.2%)

13,185	Energy Transfer Operating, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	243,000

	NuStar Energy, LP‡

82,205	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,437,765

31,109	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	598,226

55,975	NuStar Logistics, LP‡ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,127,337

		3,406,328

	Financials (0.6%)

535	Allstate Corp. 5.100%, 10/15/24	14,434

80,250	AMG Capital Trust II 5.150%, 10/15/37	3,531,000

13,585	Arch Capital Group, Ltd. 5.250%, 09/29/21	346,146

31,880	Assurant, Inc. 6.500%, 03/15/21	3,445,909

10,100	Axis Capital Holdings, Ltd. 5.500%, 11/07/21	258,560

500	Bank of America Corp.‡‡ 7.250%	749,505

	Capital One Financial Corp.

16,635	5.000%, 12/01/24	415,542

2,774	4.800%, 06/01/25	65,328

8,000	CIT Group, Inc.^ 5.625%, 12/15/24	178,000

7,343	Citizens Financial Group, Inc.^ 5.000%, 01/06/25	182,180

16,896	JPMorgan Chase & Company^ 4.750%, 12/01/24	458,051

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,427	KeyCorp. 5.650%, 12/15/23	$200,009

10,250	Legg Mason, Inc. 5.450%, 09/15/56	264,552

11,400	MetLife, Inc. 4.750%, 03/15/25	292,980

24,736	Morgan Stanley^ 4.875%, 01/15/25	649,815

2,700	Northern Trust Corp. 4.700%, 01/01/25	73,143

10,000	Oaktree Capital Group, LLC^ 6.550%, 09/15/23	268,800

10,000	Prospect Capital Corp. 6.250%, 06/15/24	251,700

11,500	Truist Financial Corp. 4.750%, 09/01/25	289,800

	Wells Fargo & Company

23,665	4.750%, 03/15/25	577,426

500	7.500%‡‡	675,750

14,550	WR Berkley Corp. 5.100%, 12/30/59	372,625

		13,561,255

	Health Care (1.3%)

90,115	Boston Scientific Corp. 5.500%, 06/01/23	10,119,013

	Danaher Corp.

9,980	4.750%, 04/15/22	14,162,818

1,896	5.000%, 04/15/23^	2,322,676

		26,604,507

	Industrials (1.8%)

6,250	Air Lease Corp.^‡ 6.150%, 03/15/24 3 mo. USD LIBOR + 3.65%	137,500

21,885	Fortive Corp. 5.000%, 07/01/21	19,351,155

2,150	QVC, Inc. 6.250%, 11/26/68	48,762

180,605	Stanley Black & Decker, Inc. 5.250%, 11/15/22	17,240,553

		36,777,970

	Information Technology (1.1%)

19,390	Broadcom, Inc. 8.000%, 09/30/22	22,122,245

	Real Estate (1.3%)

5,180	American Homes 4 Rent^ 6.250%, 09/19/23	142,761

	Brookfield Property Partners, LP

7,275	5.750%, 03/31/25	130,950

5,000	6.375%, 09/30/24	97,450

18,105	Crown Castle International Corp. 6.875%, 08/01/20	26,161,725

5,000	Digital Realty Trust, Inc. 5.850%, 03/13/24	136,500

5,400	EPR Properties^ 5.750%, 11/30/22	91,584

10,500	Federal Realty Investment Trust 5.000%, 09/29/22	268,695

11,000	Kimco Realty Corp.^ 5.250%, 12/20/22	269,610

5,300	PS Business Parks, Inc.^ 5.200%, 12/07/22	139,072

PRINCIPAL AMOUNT			VALUE

9,655		Public Storage 4.625%, 06/17/25	$252,671

5,250		Spirit Realty Capital, Inc. 6.000%, 10/03/22	132,563

			27,823,581

		Utilities (3.3%)

5,000		Algonquin Power & Utilities Corp.‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	136,750

313,105		American Electric Power Company, Inc. 6.125%, 03/15/22	16,156,218

6,000		Brookfield Renewable Partners, LP‡ 5.250%, 03/31/25	153,780

84,885		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	4,916,666

103,035		Dominion Energy, Inc. 7.250%, 06/01/22	10,714,610

		DTE Energy Company

135,145		6.250%, 11/01/22	6,093,688

5,100		5.250%, 12/01/77	135,711

1,401		Entergy Arkansas, LLC 4.750%, 06/01/63	36,216

10,000		Entergy Louisiana, LLC^ 5.250%, 07/01/52	263,500

38,825		Essential Utilities, Inc. 6.000%, 04/30/22	2,286,016

382,660		NextEra Energy, Inc. 4.872%, 09/01/22	21,126,659

		Sempra Energy

36,190		6.750%, 07/15/21	3,747,113

35,100		6.000%, 01/15/21	3,585,114

		Southern Company

10,250		5.250%, 10/01/76	270,497

2,800		4.950%, 01/30/80	73,360

			69,695,898

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $221,594,545)	236,397,792

NUMBER OF SHARES			VALUE

COMMON STOCKS (84.9%)

		Communication Services (9.6%)

34,670		Alphabet, Inc. - Class A#	51,587,226

10,635		Alphabet, Inc. - Class C#	15,771,280

615,000		AT&T, Inc.^~	18,191,700

411,425		Comcast Corp. - Class A	17,608,990

8,050		Cumulus Media, Inc. - Class A#	31,636

186,910		Facebook, Inc. - Class A^#	47,413,460

32,360		Netflix, Inc.^#	15,820,157

300,000		Nintendo Company, Ltd.	16,471,200

205,085	EUR	Orange, SA	2,403,777

133,500		Walt Disney Company	15,611,490

			200,910,916

		Consumer Discretionary (11.1%)

14,720		Alibaba Group Holding, Ltd.#	3,695,014

35,115		Amazon.com, Inc.^#	111,127,738

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

59,260	Carnival Corp.^	$822,529

57,270	Dollar Tree, Inc.#	5,346,155

825,570	Ford Motor Company^	5,457,018

243,463	General Motors Company	6,059,794

109,115	Home Depot, Inc.~	28,968,941

38,550	Lennar Corp. - Class A	2,789,093

105,270	Lowe’s Companies, Inc.	15,675,756

62,500	McDonald’s Corp.	12,142,500

162,800	Nike, Inc. - Class B	15,890,908

44,300	Royal Caribbean Cruises, Ltd.	2,157,853

77,770	Starbucks Corp.^	5,951,738

56,455	Target Corp.	7,106,555

143,900	TJX Companies, Inc.	7,481,361

		230,672,953

	Consumer Staples (6.5%)

58,750	Altria Group, Inc.	2,417,562

459,960	Coca-Cola Company	21,728,510

41,820	Costco Wholesale Corp.	13,613,665

250,885	Mondelez International, Inc. - Class A	13,921,609

112,795	PepsiCo, Inc.	15,527,360

147,500	Philip Morris International, Inc.^	11,329,475

234,045	Procter & Gamble Company^	30,687,980

86,605	Sysco Corp.	4,577,074

52,650	Walgreens Boots Alliance, Inc.	2,143,382

154,510	Walmart, Inc.	19,993,594

		135,940,211

	Energy (3.6%)

475,000	BP, PLC	10,469,000

237,650	Chevron Corp.^	19,948,341

130,575	ConocoPhillips	4,882,199

60,000	Diamond Offshore Drilling, Inc.#	16,782

70,400	Energy Transfer, LP	461,120

76,005	Enterprise Products Partners, LP	1,337,688

355,670	Exxon Mobil Corp.^	14,966,594

16,000	GasLog, Ltd.^	46,720

126,365	Hess Corp.^	6,218,422

232,940	Kinder Morgan, Inc.	3,284,454

21,360	Magellan Midstream Partners, LP	864,866

100,220	Marathon Petroleum Corp.	3,828,404

132,453	Mcdermott International, Ltd.#	470,208

26,500	Pioneer Natural Resources Company	2,568,380

156,200	Schlumberger, Ltd.	2,833,468

31,050	Targa Resources Corp.	567,594

33,540	Valero Energy Corp.	1,885,954

18,259	Weatherford International, PLC^#	31,588

10,000	Williams Companies, Inc.^	191,300

		74,873,082

	Financials (8.1%)

35,430	Affiliated Managers Group, Inc.^	2,437,230

65,730	American Express Company	6,133,924

346,890	American International Group, Inc.	11,149,045

1,019,405	Bank of America Corp.~	25,362,796

71,870	Bank of New York Mellon Corp.	2,576,540

6,365	BlackRock, Inc.	3,659,939

90,405	Charles Schwab Corp.	2,996,926

46,700	Chubb, Ltd.	5,942,108

311,925	Citigroup, Inc.	15,599,369

125,000	Discover Financial Services	6,178,750

21,710	First Republic Bank	2,441,941

51,500	Goldman Sachs Group, Inc.	10,194,940

33,700	Intercontinental Exchange, Inc.	3,261,486

NUMBER OF SHARES		VALUE

273,910	JPMorgan Chase & Company~	$26,470,662

226,225	KeyCorp	2,716,962

132,475	Marsh & McLennan Companies, Inc.	15,446,585

290,930	Morgan Stanley^	14,220,658

43,760	Northern Trust Corp.^	3,428,596

157,631	Starwood Property Trust, Inc.	2,356,583

150,870	US Bancorp	5,558,051

		168,133,091

	Health Care (11.8%)

139,700	Abbott Laboratories~	14,059,408

55,690	Agilent Technologies, Inc.	5,364,618

44,255	Amgen, Inc.	10,827,871

18,870	Anthem, Inc.	5,166,606

149,780	Baxter International, Inc.	12,937,996

151,745	Bristol-Myers Squibb Company	8,901,362

26,830	CVS Health Corp.	1,688,680

82,050	Edwards Lifesciences Corp.#	6,433,541

109,850	Eli Lilly and Company	16,509,356

48,980	Gilead Sciences, Inc.^	3,405,579

26,400	Humana, Inc.	10,360,680

10,420	Intuitive Surgical, Inc.#	7,142,285

176,230	Johnson & Johnson^	25,687,285

56,350	Laboratory Corp. of America Holdings#	10,871,042

156,340	Medtronic, PLC	15,083,683

251,550	Merck & Company, Inc.	20,184,372

288,990	Pfizer, Inc.	11,120,335

20,295	Stryker Corp.	3,923,024

42,800	Thermo Fisher Scientific, Inc.	17,717,060

105,000	UnitedHealth Group, Inc.	31,791,900

26,610	Vertex Pharmaceuticals, Inc.#	7,237,920

		246,414,603

	Industrials (5.2%)

322,640	CSX Corp.	23,017,138

836,550	General Electric Company	5,077,858

104,790	Honeywell International, Inc.	15,652,482

37,640	Lockheed Martin Corp.	14,264,431

233,120	Masco Corp.	13,325,139

37,050	Northrop Grumman Corp.	12,041,620

231,895	Raytheon Technologies Corp.	13,143,809

64,480	Union Pacific Corp.	11,177,608

		107,700,085

	Information Technology (26.0%)

65,132	Accenture, PLC - Class A	14,640,371

28,285	Adobe, Inc.#	12,567,591

353,020	Apple, Inc.^~	150,047,621

322,615	Applied Materials, Inc.	20,753,823

343,260	Cisco Systems, Inc.	16,167,546

117,815	Fidelity National Information Services, Inc.	17,237,513

43,165	Global Payments, Inc.	7,684,233

56,750	Lam Research Corp.	21,403,830

190,675	Marvell Technology Group, Ltd.^	6,953,917

72,315	MasterCard, Inc. - Class A	22,311,347

158,425	Micron Technology, Inc.#	7,929,963

621,710	Microsoft Corp.^~	127,456,767

1,520,000	Nokia Corp.^	7,265,600

53,055	NVIDIA Corp.	22,526,623

41,985	Oracle Corp.	2,328,068

27,590	PayPal Holdings, Inc.#	5,409,571

66,010	QUALCOMM, Inc.	6,971,316

86,580	Salesforce.com, Inc.^#	16,870,113

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

21,845	ServiceNow, Inc.^#	$9,594,324

44,000	Skyworks Solutions, Inc.	6,405,520

85,550	Taiwan Semiconductor Manufacturing Company, Ltd.	6,749,040

178,525	Visa, Inc. - Class A^	33,991,160

		543,265,857

	Materials (1.3%)

80,575	Linde, PLC	19,749,738

82,000	Nucor Corp.	3,439,900

40,555	PPG Industries, Inc.	4,365,746

		27,555,384

	Real Estate (1.0%)

81,115	American Tower Corp.	21,202,650

	Utilities (0.7%)

122,123	DTE Energy Company	14,121,082

	TOTAL COMMON STOCKS (Cost $1,462,001,609)	1,770,789,914

RIGHTS (0.0%) #

	Financials (0.0%)

22,573	Motors Liquidation Company (Cost $—)	34,424

WARRANTS (0.0%) #

	Energy (0.0%)

57,470	Mcdermott International, Ltd. 05/01/24, Strike $15.98	6

51,723	Mcdermott International, Ltd. 05/01/24, Strike $12.33	5

47,885	Tidewater, Inc. 11/14/42, Strike $0.00	327,533

16,676	Tidewater, Inc. 11/14/42, Strike $0.00	114,064

	TOTAL WARRANTS (Cost $3,820,994)	441,608

EXCHANGE-TRADED FUNDS (1.7%)

	Other (1.7%)

25,700	iShares iBoxx High Yield Corporate Bond ETF	2,194,523

195,550	iShares MSCI EAFE ETF	12,133,877

5,525	iShares Preferred & Income Securities ETF^	199,895

93,905	iShares Russell 2000 Value ETF^	9,343,547

113,666	SPDR Bloomberg Barclays High Yield Bond ETF	12,059,963

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,074,275)	35,931,805

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #

	Other (0.3%)

2,400	Invesco QQQ Trust Series

63,789,600	Put, 09/18/20, Strike $265.00	$2,304,000

1,220	iShares Russell 2000 ETF

17,977,920	Call, 09/18/20, Strike $155.00	365,390

285	S&P 500 Index

93,226,920	Put, 11/30/20, Strike $3,000.00	3,107,925

	TOTAL PURCHASED OPTIONS (Cost $10,035,433)	5,777,315

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (3.3%)

68,062,475	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 0.040%*** (Cost $68,062,475)	68,062,475

TOTAL INVESTMENTS (144.1%) (Cost $2,668,951,164)		3,004,441,962

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.6%)		(242,000,000)

LIABILITIES, LESS OTHER ASSETS (-32.5%)		(677,093,657)

NET ASSETS (100.0%)		$2,085,348,305

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Other (0.0%)

1,200	Invesco QQQ Trust Series

31,894,800	Put, 09/18/20, Strike $230.00 (Premium $479,276)	(248,400)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $85,687,110.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $4,915,399.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2020.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATION

EUR        European Monetary Unit

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. (0.0%)

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks, convertible securities and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows*:

Cost basis of investments	$2,668,471,888

Gross unrealized appreciation	625,103,043
Gross unrealized depreciation	(289,381,369)

Net unrealized appreciation (depreciation)	$335,721,674

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2020.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.